Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of related parties with transactions and related party relationships
Name of Related Party	Relationship to the Company
Mr. Hengfang Li	Chief Executive Officer and Chairman of the Board of Directors
Ms. Hong Ma	Wife of Mr. Hengfang Li
Reto International Trading Co. Ltd	The owner of the entity holds more than 5% of the Company’s outstanding common shares
Q Green Techcon Private Limited	Owned by the minority shareholder of REIT India
Shexian Ruibo	The Company owns 41.67% ownership interest in Shexian Ruibo
Zhongrong Honghe Eco Construction Materials Co., Ltd	An entity controlled by Ms. Hong Ma
Hunyuan Baiyang Food Co., Ltd.	An entity controlled by Mr. Hengfang Li
Bei Qi Yin Jian Yi Le (Haikou) Smart Move Science Technology Co., Ltd.	Hainan Yile IoT owns 45% ownership interest in this company
Zhongtou REIT Information Service (Beijing) Co., Ltd	An entity controlled by Mr. Xinyang Li and Ms. Xinran Li, children of Mr. Hengfang Li
Handan Ruisheng Construction Material Technology Co., Ltd.	An entity controlled by Shexian Ruibo

Schedule of due to related parties
	December 31, 2021	December 31, 2020
Mr. Hengfang Li	$472,439	$1,019,469

Schedule of accounts receivable from related parties
	December 31, 2021	December 31, 2020
Accounts receivable – related party
Reto International Trading Co. Ltd	$-	$199,999
Q Green Techcon Private Limited	2,981	-
Hunyuan Baiyang Food Co., Ltd.	40,088	-
Bei Qi Yin Jian Yi Le (Haikou) Smart Move Science Technology Co., Ltd.	50,520	-
Total accounts receivable from related party	$93,589	$199,999

Schedule of advance to suppliers, related party
	December 31, 2021	December 31, 2020
Advance to supplier – related party
Shexian Ruibo*	$3,656,118	$3,872,110
Q Green Techcon Private Limited	174,099	162,014
Handan Ruisheng Construction Material Technology Co., Ltd.	12,403	-
Total	$3,842,620	$4,034,124

*	The balance represents the Company’s purchase advances for eco-friendly materials and equipment supplied by Shexian Ruibo.

Schedule of accounts payables to related parties
	December 31, 2021	December 31, 2020
Accounts payable – related part
- Q Green Techcon Private Limited	$-	$-
- Shexian Ruibo.	-	153,344
- Zhongtou Ruitu Information Service (Beijing) Co., Ltd	10,199
Total	$10,199	$153,344

Schedule of sales to related parties
	For the Years Ended December 31,
	2021	2020	2019
Sales to related parties
Hunyuan Baiyang Food Co., Ltd.	-	-	83,972
Shexian Ruibo	61,177	-	-
Q Green Techcon Private Limited	220,607	228,814	-
Total	$281,784	$228,814	$83,972

Schedule of purchases from related parties
	For the years ended December 31,
	2021	2020	2019
Purchase from a relate party
Q Green Techcon Private Limited.	$228,838	$1,039,152	$-
Shexian Ruibo	235,946	1,837,841	2,021,934
Total	$464,784	$2,876,993	$2,021,934